Significant contingent liabilities and unrecognized contract commitments - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital commitments [abstract]
Amount guaranteed by Bank of Taiwan	$ 99,000	$ 100,800